Note 15 - Other Expenses (Tables)	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
	Three months		Nine months
	ended		ended
	Dec. 31,	Three months	Dec. 31,	Nine months
	2018	ended	2018	ended
	(Restated – Note 4)	Dec. 31, 2017	(Restated – Note 4)	Dec. 31, 2017
Amortization of other intangible assets	$7,307	$5,439	$16,647	$13,230
Depreciation of property, plant and equipment	1,171	1,041	3,029	3,023
Bad debt expense	94,815	13,056	139,999	42,091
Share-based compensation	1,437	1,665	4,706	18,628
	$104,730	$21,201	$164,381	$76,972

Disclosure of employee benefits [text block]
	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2018	2017	2018	2017
Wages, salaries and commissions	$67,925	$58,838	$196,452	$171,456
Benefits	3,726	7,708	20,299	20,211
	$71,651	$66,546	$216,751	$191,667